CAPITAL STOCK (Tables)	1 Months Ended				12 Months Ended
	Nov. 30, 2012	Feb. 29, 2012	Aug. 31, 2011	May 31, 2010	Jan. 31, 2015
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted
		Average
	Number of	Exercise
	Warrants	Price

Balance at January 31, 2012	17,229,206	$1.28
Expired	(900,000)	1.25
Balance at January 31, 2013	16,329,206	1.28
Issued	8,157,829	0.36
Expired	(5,524,500)	1.51
Balance at January 31, 2014	18,962,535	0.74
Issued	474,171	0.36
Balance at January 31, 2015	19,436,706	$0.64

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of	Exercise
Warrants	Price	Expiry Date
10,804,706	$0.90 (CDN$1.14)	October 26, 2015
8,632,000	$0.31 (CDN$0.40)	July 2, 2018
19,436,706

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average
	Number of	Exercise
	Options	Price

Balance at January 31, 2012	3,577,500	0.85
Granted	3,360,000	0.305
Exercised	(240,000)	0.34
Expired	(340,000)	0.81
Balance at January 31, 2013	6,357,500	0.58
Expired	(1,042,500)	0.69
Balance at January 31, 2014	5,315,000	$0.50
Expired	(1,310,000)	0.63
Balance at January 31, 2015	4,005,000	$0.41

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Number of	Exercise
Stock Options	Price	Expiry Date
400,000	$0.50 (CDN$0.64)	May 10, 2015
2,740,000	$0.24 (CDN$0.305)	October 31, 2015
865,000	$0.90 (CDN$1.15)	August 31, 2016
4,005,000

Schedule of Share Based Compensation as additional paid-in capital in the consolidated statements of operations [Table Text Block]
	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2015	2014	2013
Consulting fees	$-	$948	$300,506
Director fees	-	-	201,000
Mineral property interests	-	-	178,677
Salaries and benefits	-	-	203,027
	$-	$948	$883,210

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Risk free interest rate	1.16%
Expected life of the options	3 years
Annualized volatility	86%
Dividend rate	0%

Risk free interest rate	1.77%
Expected life of the warrants	5 years
Annualized volatility	91%
Dividend rate	0%

Risk free interest rate	1.6%
Expected life of the options	5 years
Annualized volatility	86%
Dividend rate	0%

Risk free interest rate	2.65%
Expected life of the options	5 years
Annualized volatility	93%
Dividend rate	0%

	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2015	2014	2013
Risk-free interest rate	N/A	N/A	1.16%
Expected life of options	N/A	N/A	3 years
Annualized volatility	N/A	N/A	81%
Dividend rate	N/A	N/A	0%